ANNUAL REPORT
APRIL 30, 2002
-----------------------------------

BOSTON
ADVISORS
TRUST

                [PICTURE OF BRIDGE]




BOSTON ADVISORS
CASH RESERVES FUND

BOSTON ADVISORS
U.S. GOVERNMENT
MONEY MARKET FUND

BOSTON ADVISORS
TAX FREE
MONEY MARKET FUND





ADVEST
SERVING INVESTMENT SINCE 1898
--------------------------------
Boston Advisors, Inc.
100 Federal Street
29th Floor
Boston, MA 02110
T 617-348-3100
F 617-348-3114
www.bostonadvisors.com

ADVEST, INC. MEMBER: NYSE, NASD, SIPC.
A MEMBER OF THE MONY GROUP. (0602)

                                               BOSTON ADVISORS INC.

LETTER TO SHAREHOLDERS

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD FINKELSTEIN, CFA, PORTFOLIO MANAGER

Over the past six months the Boston Advisors Funds have maintained solid investment performance and safety of principal. In this Annual Report to shareholders we review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS

- Geopolitical risks remain a mark of the landscape during the two recently completed quarters as 1) the U.S. executed a military campaign in Afghanistan to root out Al Qaeda terrorists, and; 2) tensions between Israel and the Palestinian Authority escalated. While these concerns indeed captured the public attention, consumer confidence nevertheless returned to pre-September 11th levels and spending rebounded from deeply depressed third quarter levels. Fourth quarter GDP growth returned to positive territory (+1.7%) while the first quarter of 2002 was almost jubilant by this same measure (5.6%). In hindsight the tragic events of September 11th appear to have been an exogenic shock to the economic system with limited lasting economic impact. The Fed did reduce interest rates during October and November of 2001 by an additional 75 basis points (0.75%) to insure that any apparent bounce-back in economic growth would be sustained. Since that time the Fed has held rates steady. It is important to point out that short-term interest rates are at historically low levels, leading to unprecedented yields on money market funds industry wide. We believe rates will gradually increase (along with economic activity) over the next year or two.

- An additional focus of concern, less by consumers than capital markets participants, has been the spread of "Enronitis". Regulators, investors, and credit rating agencies have sharpened their focus on accounting issues, punishing indiscretions at a multitude of companies with the zeal of a vigilante. The environment created by this vigilantism has wreaked havoc on the financial markets, especially debt securities, as many top-tier issuers slipped in credit quality to below investment grade. Even "AAA" rated GE was called to task for insufficient liquidity to back-up its outstanding commercial paper lines. While GE has maintained its stellar rating, the market forced it to refinance its short-term debt with longer maturities. The Boston Advisors Trust Money Market Funds successfully navigated through this credit maelstrom without significant incident.

- The macroeconomic environment has regained stable footing, with consumers spending and inflation subdued. A truly sustainable recovery will require a pick-up in capital spending, evidence of which appears scant at the present time. As a result, we believe the Fed will likely continue to hold interest rates steady through at least their August 13th meeting.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality credits as ranked by nationally recognized statistical rating organizations. This, coupled with broad diversification among issuers and sectors, enhances stability and liquidity, critical in today's particularly challenging economic environment. As of April 30th, the portfolio consisted of commercial paper (30%), repurchase agreements (27%), certificates of deposit (23%), U.S. Government Agency Obligations (7%), variable rate notes (3%), corporate debt (2%), and money market funds (8%).

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of April 30th, the portfolio consisted of U.S. government agency obligations (61%), repurchase agreements (31%) and money market funds (8%). In a rapidly declining interest rate environment money market fund yields lag the decline in overnight rates. As a result, money market funds provided a high-yielding alternative than repurchase agreements for a portion of the overnight investments.

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps lend stability and liquidity in today's challenging economic environment. As of April 30th, the portfolio consisted of daily and weekly floating rate issues (59%), commercial paper (14%), pre-refunded obligations (14%), notes and bonds (11%), and money market funds (2%).

                                       2
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
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL        VALUE
-------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 23.0%
BANKING -- 23.0%
Abbey National Plc.                       1.680%  07/31/2002   $ 15,000,000  $   15,000,000
ABN AMRO Bank Chicago                     1.790%  07/11/2002     25,000,000      25,000,489
Alliance & Leicester Plc.                 1.760%  07/22/2002     10,000,000      10,000,000
Alliance & Leicester Plc.                 2.140%  10/15/2002     15,000,000      15,000,000
Barclays Bank Plc.                        4.200%  05/21/2002     25,000,000      25,033,131
Bayerische Landesbank Girozentrale NY     1.910%  07/02/2002     25,000,000      25,002,572
BNP Paribas NY                            1.910%  10/22/2002     25,000,000      25,001,191
Canadian Imperial Bank of Commerce NY     1.820%  07/26/2002     15,000,000      15,000,704
Chase Manhattan Bank                      1.860%  07/15/2002     25,000,000      25,000,000
Credit Suisse First Boston NY             1.910%  06/17/2002     25,000,000      25,000,325
Deutsche Bank AG Euro                     1.880%  08/23/2002     15,000,000      15,000,467
Halifax Plc.                              1.870%  05/20/2002     15,000,000      15,000,235
Lloyds TSB Bank                           1.810%  05/31/2002     15,000,000      14,999,993
Royal Bank of Scotland NY                 1.660%  07/16/2002     25,000,000      25,000,523
Toronto-Dominion Bank NY                  1.920%  06/28/2002     12,000,000      12,001,336
UBS AG Stamford CT                        1.940%  08/05/2002     15,000,000      15,000,396
Westdeutsche Landesbank Girozentral NY    2.035%  11/13/2002     12,000,000      11,994,999
                                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT                                                   314,036,361
                                                                             --------------
COMMERCIAL PAPER -- 29.5%
BANKING -- 16.4%
Asset Securitization Co-operative         1.790%  05/03/2002     15,000,000      14,998,508
Asset Securitization Co-operative         1.790%  05/14/2002     15,000,000      14,990,304
Bank of America Corporation               1.840%  07/17/2002     25,000,000      24,901,611
Dexia Delaware LLC                        2.090%  10/10/2002     15,000,000      14,858,925
Dresdner U.S. Finance Corporation         1.750%  05/08/2002     25,000,000      24,991,493
Halifax Plc.                              1.830%  08/27/2002     15,000,000      14,910,025
Lloyds Bank Plc.                          1.840%  07/08/2002     15,000,000      14,947,867
Rabobank Netherland NY                    1.840%  06/13/2002     25,000,000      24,945,056
Royal Bank of Canada                      1.820%  07/31/2002     25,000,000      24,884,986
Societe Generale North America            1.875%  09/26/2002     30,000,000      29,768,750
Toronto-Dominion Holdings USA             1.890%  09/20/2002      5,000,000       4,962,725
WestpacTrust Secs Ltd.                    1.860%  08/22/2002     15,000,000      14,912,425
                                                                             --------------
                                                                                224,072,675
                                                                             --------------
BEVERAGES, FOOD & TOBACCO -- 1.5%
Coca-Cola Enterprises                     1.770%  05/09/2002     20,000,000      19,992,133
                                                                             --------------

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CASH RESERVES FUND (CONTINUED)
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
-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL        VALUE
COMMERCIAL PAPER (CONTINUED)
COMPUTERS & INFORMATION -- 1.4%
IBM Corporation                           1.920%  09/05/2002   $ 20,000,000  $   19,864,534
                                                                             --------------
FINANCIAL SERVICES -- 6.2%
Ciesco LP                                 1.770%  06/03/2002     25,000,000      24,959,438
Eureka Securitization Plc.                1.800%  05/01/2002     30,000,000      30,000,000
Receivables Capital Corporation           1.850%  07/15/2002     15,000,000      14,942,187
Sigma Finance Corporation                 2.130%  05/24/2002     15,000,000      14,979,587
                                                                             --------------
                                                                                 84,881,212
                                                                             --------------
INDUSTRIAL - DIVERSIFIED -- 2.2%
General Electric Capital Corporation      1.890%  09/19/2002     15,000,000      14,888,963
General Electric Capital Corporation      1.960%  08/27/2002     15,000,000      14,903,634
                                                                             --------------
                                                                                 29,792,597
                                                                             --------------
INSURANCE -- 1.8%
Marsh & McLennan Companies, Inc.          1.830%  05/10/2002     25,000,000      24,988,562
                                                                             --------------
TOTAL COMMERCIAL PAPER                                                          403,591,713
                                                                             --------------
CORPORATE DEBT -- 2.2%
BANKING -- 0.7%
Westpac Banking Corporation Limited       6.375%  10/16/2002     10,000,000      10,171,240
                                                                             --------------
HEAVY MACHINERY -- 1.5%
Caterpillar Financial Services
Corporation                               4.890%  10/11/2002     20,000,000      20,194,761
                                                                             --------------
TOTAL CORPORATE DEBT                                                             30,366,001
                                                                             --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.0%
Federal Home Loan Bank                    1.720%  05/17/2002     10,000,000       9,992,356
Federal National Mortgage Association     1.810%  05/30/2002     25,000,000      24,963,548
Federal National Mortgage Association     1.845%  06/27/2002     30,000,000      29,912,362
Federal National Mortgage Association     6.230%  07/18/2002     15,250,000      15,386,840
Federal Home Loan Mortgage Corporation    3.375%  08/15/2002     15,092,000      14,942,025
                                                                             --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                              95,197,131
                                                                             --------------
MUTUAL FUNDS -- 8.5%
Merrill Lynch Premier Institutional Fund  1.890%                 57,639,035      57,639,035
Merrimac Cash Series, Premium Class       1.930%                 57,862,858      57,862,858
                                                                             --------------
TOTAL MUTUAL FUNDS                                                              115,501,893
                                                                             --------------

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CASH RESERVES FUND (CONTINUED)
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--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL        VALUE
VARIABLE RATE NOTES -- 2.9%
BANKING -- 1.8%
Wells Fargo Bank NA(1)                    1.800%  05/14/2002   $ 25,000,000  $   24,997,829
                                                                             --------------
FINANCIAL SERVICES -- 1.1%
Sigma Finance Corporation(1)              1.850%  05/20/2002     15,000,000      15,000,000
                                                                             --------------
TOTAL VARIABLE RATE NOTES                                                        39,997,829
                                                                             --------------
REPURCHASE AGREEMENTS -- 26.8%
Salomon Smith Barney Repurchase
Agreement, collateralized by a U.S.
Treasury Note with an interest rate of
3.000%, maturity date of 11/30/03 and an
aggregate market value of $501,856, and
a Federal Home Loan Mortgage Corporation
with an interest rate of 3.250%,
maturity date of 11/15/04 and an
aggregate market value of $101,945,696.   1.860%  05/01/2002    100,000,000     100,000,000
UBS Warburg Repurchase Agreement,
collateralized by Federal Farm Credit
Banks, Federal Home Loan Banks, Freddie
Mac Discount Notes and Federal Home Loan
Mortgage Corporation issues, with
interest rates ranging from 2.050% to
8.160%, maturity dates ranging from
5/1/02 to 12/3/18 and an aggregate
market value of $271,549,646.             1.910%  05/01/2002    266,224,000     266,224,000
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS                                                     366,224,000
                                                                             --------------
TOTAL INVESTMENTS -- 99.9% (COST $1,364,914,928)                              1,364,914,928
NET OTHER ASSETS -- 0.1%                                                          1,242,764
                                                                             --------------
NET ASSETS -- 100.0%                                                         $1,366,157,692
                                                                             ==============
TOTAL COST FOR INCOME TAX PURPOSES                                           $1,364,914,928

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  Maturity date shown for security is actual reset date.

    The accompanying notes are an integral part of the financial statements.

                                       5
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
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL      VALUE
----------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.7%
Federal Farm Credit Bank                  1.780%  05/07/2002   $ 6,000,000  $  5,998,220
Federal Home Loan Bank                    1.720%  05/17/2002     4,000,000     3,996,942
Federal Home Loan Bank                    5.610%  01/23/2003     1,000,000     1,022,163
Federal Home Loan Bank                    6.375%  11/15/2002     2,690,000     2,749,988
Federal Home Loan Bank                    6.750%  05/01/2002     4,000,000     4,000,000
Federal Home Loan Mortgage Corporation    1.600%  07/18/2002     3,000,000     2,989,600
Federal Home Loan Mortgage Corporation    1.680%  10/02/2002     3,000,000     2,978,440
Federal Home Loan Mortgage Corporation    1.740%  05/16/2002     4,000,000     3,997,100
Federal Home Loan Mortgage Corporation    1.750%  06/07/2002     4,000,000     3,992,805
Federal Home Loan Mortgage Corporation    1.770%  05/06/2002     2,000,000     1,999,508
Federal Home Loan Mortgage Corporation    1.780%  05/07/2002     3,800,000     3,798,873
Federal Home Loan Mortgage Corporation    1.780%  06/05/2002     2,000,000     1,996,539
Federal Home Loan Mortgage Corporation    1.780%  06/28/2002     2,000,000     1,994,265
Federal Home Loan Mortgage Corporation    1.810%  07/08/2002     5,000,000     4,982,906
Federal Home Loan Mortgage Corporation    1.900%  09/27/2002     5,000,000     4,960,681
Federal Home Loan Mortgage Corporation    1.920%  05/23/2002     3,000,000     2,996,480
Federal Home Loan Mortgage Corporation    2.040%  08/14/2002     5,000,000     4,970,250
Federal Home Loan Mortgage Corporation    2.060%  05/23/2002     4,000,000     3,994,965
Federal Home Loan Mortgage Corporation    2.070%  05/31/2002     3,000,000     2,994,825
Federal Home Loan Mortgage Corporation    5.500%  05/15/2002     4,000,000     4,005,743
Federal National Mortgage Association     1.740%  05/03/2002     1,250,000     1,249,879
Federal National Mortgage Association     1.755%  05/22/2002     4,000,000     3,995,905
Federal National Mortgage Association     1.765%  05/29/2002     5,000,000     4,993,136
Federal National Mortgage Association     1.800%  07/10/2002     4,000,000     3,986,000
Federal National Mortgage Association     1.815%  07/11/2002     3,000,000     2,989,261
Federal National Mortgage Association     1.865%  07/31/2002     3,000,000     2,985,857
Federal National Mortgage Association     1.890%  06/28/2002       987,000       983,995
Federal National Mortgage Association     1.890%  10/23/2002     5,000,000     4,954,062
Federal National Mortgage Association     1.900%  10/23/2002     3,000,000     2,972,292
Federal National Mortgage Association     2.035%  10/02/2002     5,000,000     4,956,474
Federal National Mortgage Association     2.070%  09/18/2002     4,000,000     3,967,800
Student Loan Marketing Association        1.720%  07/25/2002     4,000,000     3,983,755
Student Loan Marketing Association        1.790%  07/01/2002     2,000,000     1,993,933
                                                                            ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                          114,432,642
                                                                            ------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.6%
Federal National Mortgage Association     1.800%  06/06/2002     4,987,000     4,985,499
                                                                            ------------

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U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
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--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL      VALUE
MUTUAL FUNDS -- 7.8%
Merrill Lynch Government Fund             1.800%               $ 7,500,000  $  7,500,000
Merrimac US Government Series, Premium
Class                                     1.860%                 7,583,193     7,583,193
                                                                            ------------
TOTAL MUTUAL FUNDS                                                            15,083,193
                                                                            ------------
REPURCHASE AGREEMENTS -- 30.9%
Salomon Smith Barney Repurchase
Agreement, collateralized by a Federal
Home Loan Mortgage Corporation with an
interest rate of 7.000%, maturity date
of 3/15/10 and an aggregate market value
of $25,517,004.                           1.860%  05/01/2002    25,000,000    25,000,000
UBS Warburg Repurchase Agreement,
collateralized by Federal Home Loan
Banks with interest rates ranging from
4.875% to 6.010%, maturity dates ranging
from 7/28/03 to 12/26/08 and an
aggregate market value of $35,928,997.    1.910%  05/01/2002    35,223,000    35,223,000
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                   60,223,000
                                                                            ------------
TOTAL INVESTMENTS -- 100.0% (COST $194,724,334)                              194,724,334
NET OTHER ASSETS -- 0.0%                                                          88,708
                                                                            ------------
NET ASSETS -- 100.0%                                                        $194,813,042
                                                                            ============
TOTAL COST FOR INCOME TAX PURPOSES                                          $194,724,334

    The accompanying notes are an integral part of the financial statements.

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
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
--------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 13.8%
Arizona State Transportation Board
Highway Revenue                           6.500%  07/01/2002   $1,000,000  $ 1,021,188
Denver, Colorado City & County Airport
Revenue                                   6.750%  05/05/2002      650,000      680,343
District of Columbia                      6.000%  06/01/2002      500,000      501,623
Florida State Board of Education Cap
Outlay                                    6.000%  06/01/2002    1,015,000    1,028,913
Harris County, Texas                      6.300%  08/15/2002    1,070,000    1,105,434
Harris County, Texas                      6.500%  08/15/2002    1,000,000    1,032,414
Indiana Transportation Finance Authority  6.500%  05/01/2002    1,210,000    1,262,722
Pennsylvania Intergovernmental
Cooperative Authority                     6.800%  06/15/2002    1,000,000    1,005,738
Plymouth County, Massachusetts            7.000%  10/01/2002    1,500,000    1,562,853
Sikeston, Missouri Electric Revenue       6.250%  06/01/2002    1,000,000    1,023,699
South Carolina State Public Service
Authority Revenue                         6.625%  07/01/2002      500,000      513,968
Texas State                               6.100%  10/01/2002      500,000      509,622
Wisconsin State                           6.300%  05/01/2002      500,000      500,000
                                                                           -----------
TOTAL PREREFUNDED MUNICIPAL OBLIGATIONS                                     11,748,517
                                                                           -----------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 13.5%
Bexar Metropolitan Water District         1.200%  05/29/2002    1,000,000    1,000,000
City of Fort Worth, Texas                 1.500%  05/29/2002    1,500,000    1,500,000
City of Tacoma, Washington                1.550%  06/28/2002    1,000,000    1,000,000
Harris County Hospital District           1.400%  05/13/2002    1,000,000    1,000,000
Indiana Development Finance Authority     1.700%  08/09/2002    1,000,000    1,000,000
Las Vegas Valley Water District           1.250%  05/08/2002    1,500,000    1,500,000
Minneapolis-St. Paul Metropolitan
Airport Commission                        1.350%  06/11/2002    1,000,000    1,000,000
Municipal Electric Authority of Georgia   1.600%  06/07/2002    1,500,000    1,500,000
New York City Muni Water                  1.550%  08/01/2002    1,000,000    1,000,000
San Antonio, Texas Sales Tax Revenue      1.550%  06/10/2002    1,000,000    1,000,000
                                                                           -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                           11,500,000
                                                                           -----------
FIXED RATE MUNICIPAL OBLIGATIONS -- 11.4%
Bexar County, Texas                       7.250%  06/15/2002      800,000      804,434
Danville Area School District             3.600%  05/15/2002    1,095,000    1,095,199
Georgia State                             5.750%  08/01/2002    1,000,000    1,010,793
Hays County, Texas                        4.000%  08/15/2002      565,000      569,048
Jefferson County, Colorado School
District                                  3.500%  06/28/2002    1,000,000    1,001,595
Marion, Massachusetts                     3.000%  07/19/2002    1,000,000    1,000,962
Minnesota State                           5.400%  08/01/2002      500,000      504,916
Pawtucket, Rhode Island                   6.000%  07/01/2002      575,000      577,983
Texas State                               3.750%  08/29/2002    1,000,000    1,004,106
Texas State Tax & Revenue                 3.750%  08/29/2002      500,000      503,452

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
--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
FIXED RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Tulsa County Independent School District  6.750%  07/01/2002   $  620,000  $   624,885
Utah State                                5.000%  07/01/2002    1,000,000    1,004,368
                                                                           -----------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                       9,701,741
                                                                           -----------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 9.1%
Lone Star Airport Improvement
Authority(1)                              1.660%  05/01/2002    1,000,000    1,000,000
Missouri State Health & Educational
Facilities Authority(1)                   1.650%  05/01/2002    1,480,000    1,480,000
New York, New York(1)                     1.650%  05/01/2002      900,000      900,000
Phoenix, Arizona Industrial Development
Authority(1)                              1.700%  05/01/2002    1,000,000    1,000,000
Princeton Indiana Pollution Control
Revenue(1)                                1.650%  05/01/2002    1,000,000    1,000,000
Regional Airports Improvement(1)          1.700%  05/01/2002      900,000      900,000
Sullivan County Industrial Development
Board(1)                                  1.570%  05/01/2002    1,500,000    1,500,000
                                                                           -----------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                              7,780,000
                                                                           -----------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 49.4%
Capital Health Facilities Development
Corporation(1)                            1.750%  05/01/2002    1,000,000    1,000,000
Chicago Board of Education(1)             1.700%  05/02/2002      800,000      800,000
Clayton County Development Authority(1)   1.750%  05/01/2002    1,500,000    1,500,000
Delaware Valley Regional Financial
Authority(1)                              1.700%  05/01/2002    1,100,000    1,100,000
Delaware Valley Regional Financial
Authority(1)                              1.700%  05/01/2002    1,000,000    1,000,000
Durham, North Carolina(1)                 1.750%  05/02/2002    1,000,000    1,000,000
Elmhurst, Illinois Revenue(1)             1.700%  05/02/2002      840,000      840,000
Elmhurst, Illinois Revenue(1)             1.700%  05/02/2002      360,000      360,000
Emmaus, Pennsylvania General
Authority(1)                              1.700%  05/01/2002      700,000      700,000
Emporia Industrial Development
Authority(1)                              1.800%  05/02/2002      950,000      950,000
Everett Industrial Development
Corporation(1)                            1.900%  05/02/2002      925,000      925,000
Florida Gulf Coast University(1)          1.750%  05/02/2002    1,000,000    1,000,000
Florida Housing Finance Agency(1)         1.540%  05/01/2002    1,000,000    1,000,000
Hampton Redevelopment & Housing
Authority Multifamily Revenue(1)          1.650%  05/01/2002    1,335,000    1,335,000
Honolulu, Hawaii City & County(1)         1.650%  05/01/2002    2,000,000    2,000,000
Illinois Development Finance Authority
Pollution Control Revenue(1)              1.600%  05/01/2002    1,500,000    1,500,000
Illinois Educational Facilities
Authority(1)                              1.700%  05/01/2002    2,500,000    2,500,000
Illinois State Toll Highway Authority(1)  1.750%  05/02/2002    1,500,000    1,500,000
Kansas City Industrial Development
Authority(1)                              1.800%  05/02/2002    1,500,000    1,500,000
Lake Charles Harbor & Revenue
District(1)                               1.650%  05/01/2002    1,000,000    1,000,000
Lehigh County Industrial Development
Authority(1)                              1.650%  05/01/2002    1,000,000    1,000,000
Lincoln Parish, Louisiana Exempt
Facility Revenue(1)                       1.800%  05/01/2002    1,000,000    1,000,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Louisiana Public Facilities Authority(1)  1.700%  05/01/2002   $1,010,000  $ 1,010,000
Maryland State Health & Higher
Educational Facilities Authority LEA(1)   1.580%  05/01/2002    1,000,000    1,000,000
Mecklenburg County, North Carolina(1)     1.700%  05/01/2002    1,000,000    1,000,000
Metropolitan Atlanta Rapid Transit
Authority(1)                              1.600%  05/01/2002    1,000,000    1,000,000
Morgan County Utah Solid Waste Disposal
Revenue(1)                                1.760%  05/01/2002    1,000,000    1,000,000
North Texas Higher Education
Authority(1)                              1.800%  05/01/2002    1,500,000    1,500,000
Pinal County Industrial Development
Authority(1)                              1.650%  05/01/2002      800,000      800,000
Raleigh Durham Airport Authority Special
Facility Revenue(1)                       1.800%  05/01/2002      700,000      700,000
Richmond County Development Authority(1)  1.800%  05/01/2002    1,000,000    1,000,000
Seattle Washington Water System
Revenue(1)                                1.500%  05/01/2002    1,000,000    1,000,000
Seminole County Industrial Development
Authority(1)                              1.750%  05/02/2002    1,000,000    1,000,000
South Carolina-Jobs Economic Development
Authority(1)                              1.800%  05/02/2002    1,000,000    1,000,000
St. Paul Minnesota Housing &
Redevelopment Authority(1)                1.700%  05/01/2002    1,500,000    1,500,000
Washington Higher Education Facilities
Authority(1)                              1.700%  05/01/2002    1,000,000    1,000,000
Wisconsin State Health & Education
Facilities Authority(1)                   1.630%  05/02/2002    2,000,000    2,000,000
                                                                           -----------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                            42,020,000
                                                                           -----------
MUTUAL FUND -- 2.2%
Merrill Lynch Institutional Tax Exempt
Money Market                              1.590%                1,913,671    1,913,671
                                                                           -----------
TOTAL INVESTMENTS -- 99.4% (COST $84,663,929)                               84,663,929
NET OTHER ASSETS -- 0.6%                                                       474,410
                                                                           -----------
NET ASSETS -- 100.0%                                                       $85,138,339
                                                                           ===========
TOTAL COST FOR INCOME TAX PURPOSES                                         $84,663,929

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  Maturity date shown for security is actual reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST STATE TABLE
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
--------------------------------------------------------------------------------

STATE (AS A % OF VALUE OF INVESTMENTS)    PERCENTAGE
----------------------------------------------------
Texas                                          16.0%
Illinois                                        8.9%
Pennsylvania                                    7.0%
Georgia                                         5.9%
Florida                                         4.8%
Missouri                                        4.7%
Washington                                      4.6%
Virginia                                        3.9%
Indiana                                         3.8%
Louisiana                                       3.5%
Minnesota                                       3.5%
Arizona                                         3.3%
North Carolina                                  3.2%
Massachusetts                                   3.0%
Wisconsin                                       2.9%
Utah                                            2.4%
Hawaii                                          2.4%
National Tax Exempt Mutual Fund                 2.3%
New York                                        2.2%
Colorado                                        2.0%
South Carolina                                  1.8%
Nevada                                          1.8%
Tennessee                                       1.8%
Maryland                                        1.2%
California                                      1.1%
Oklahoma                                        0.7%
Rhode Island                                    0.7%
District of Columbia                            0.6%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2002
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------
ASSETS
  Investments in securities, at value
  (Cost $998,690,928, $134,501,334 and
  $84,663,929, respectively)              $  998,690,928     $134,501,334        $84,663,929
  Repurchase agreements, at value (Cost
  $366,224,000, $60,223,000 and $0,
  respectively)                              366,224,000       60,223,000                 --
  Cash                                                --               --                  7
  Interest receivable                          2,932,019          362,342            594,520
  Prepaid expenses                               108,114           26,179             22,659
                                          --------------     ------------        -----------
    TOTAL ASSETS                           1,367,955,061      195,112,855         85,281,115
                                          --------------     ------------        -----------
LIABILITIES
  Dividends payable                              709,844          108,729             29,168
  Payable to the Investment Advisor              540,172           72,590             33,946
  Payable to Distributor                         275,626           40,361             17,408
  Payable to Transfer Agent                       88,053           11,696              2,044
  Accrued expenses and other payables            183,674           66,437             60,210
                                          --------------     ------------        -----------
    TOTAL LIABILITIES                          1,797,369          299,813            142,776
                                          --------------     ------------        -----------
NET ASSETS                                $1,366,157,692     $194,813,042        $85,138,339
                                          ==============     ============        ===========
NET ASSETS CONSIST OF:
  Paid-in capital                          1,366,157,692      194,813,042         85,138,339
  Accumulated undistributed net
  investment income                                  314               --                 --
  Accumulated net realized loss on
  investment transactions                           (314)              --                 --
                                          --------------     ------------        -----------
TOTAL NET ASSETS                          $1,366,157,692     $194,813,042        $85,138,339
                                          ==============     ============        ===========
NET ASSETS
  Class 1                                  1,346,259,574      194,813,042         85,138,339
  Class 2                                     19,898,118               --                 --
                                          --------------     ------------        -----------
TOTAL                                      1,366,157,692      194,813,042         85,138,339
SHARES OUTSTANDING
  Class 1                                  1,346,259,574      194,813,042         85,138,339
  Class 2                                     19,898,118               --                 --
                                          --------------     ------------        -----------
TOTAL                                      1,366,157,692      194,813,042         85,138,339
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00
  Class 2                                           1.00               --                 --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED APRIL 30, 2002
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------
INVESTMENT INCOME
  Interest                                  $38,492,180       $5,266,640         $1,785,593

EXPENSES
  Investment advisor fee                      6,896,384          966,327            458,077
  Distribution and service fees
    Class 1                                   3,083,551          439,239            208,216
  Legal fees                                     25,397           25,397             25,397
  Printing                                       90,225           11,176              7,564
  Audit fees                                     19,498           18,998             18,998
  Custodian and fund accounting expense         470,008           79,723             37,168
  Transfer agency expense                     1,365,379          182,859             28,963
  Registration expense                          120,954           37,982             34,284
  Insurance expense                             229,012            4,486             16,202
  Trustees fees and expense                      10,001           10,001             10,001
  Miscellaneous                                     998            1,000              1,001
                                            -----------       ----------         ----------
    Total expenses                           12,311,407        1,777,188            845,871
    Reduction of investment advisor
    expense                                  (1,077,585)        (195,926)           (96,292)
                                            -----------       ----------         ----------
    Net expenses                             11,233,822        1,581,262            749,579
                                            -----------       ----------         ----------
Net investment income                        27,258,358        3,685,378          1,036,014
                                            -----------       ----------         ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $27,258,358       $3,685,378         $1,036,014
                                            ===========       ==========         ==========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      BOSTON ADVISORS                           BOSTON ADVISORS
                                                            CASH                               U.S. GOVERNEMENT
                                                       RESERVES FUND                           MONEY MARKET FUND
                                          ----------------------------------------  ---------------------------------------
                                                                   FOR THE                                  FOR THE
                                            YEAR ENDED          PERIOD ENDED          YEAR ENDED         PERIOD ENDED
                                          APRIL 30, 2002      APRIL 30, 2001(1)     APRIL 30, 2002     APRIL 30, 2001(1)
                                          ---------------  -----------------------  --------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $    27,258,358      $    46,278,024      $   3,685,378        $   4,865,101
  Net realized loss on investments                     --                 (314)                --              (19,553)
                                          ---------------      ---------------      -------------        -------------
    Net increase in net assets resulting
    from operations                            27,258,358           46,277,710          3,685,378            4,845,548
                                          ---------------      ---------------      -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                   (26,757,977)         (45,950,716)        (3,685,378)          (4,845,548)
    Class 2                                      (500,381)            (326,994)                --                   --
                                          ---------------      ---------------      -------------        -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS       (27,258,358)         (46,277,710)        (3,685,378)          (4,845,548)
                                          ---------------      ---------------      -------------        -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH AT $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 3,901,149,149        4,088,980,256        587,705,828          431,818,599
    Class 2                                    34,339,004           32,375,935                 --                   --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                    27,430,087           42,704,844          3,697,942            4,528,870
    Class 2                                       533,889              286,356                 --                   --
  Cost of shares redeemed
    Class 1                                (3,728,652,888)      (2,985,401,874)      (508,963,919)        (323,999,278)
    Class 2                                   (33,977,992)         (13,659,074)                --                   --
                                          ---------------      ---------------      -------------        -------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                            200,821,249        1,165,286,443         82,439,851          112,348,191
                                          ---------------      ---------------      -------------        -------------
NET INCREASE IN NET ASSETS                    200,821,249        1,165,286,443         82,439,851          112,348,191
NET ASSETS
  At beginning of year                      1,165,336,443               50,000        112,373,191               25,000
                                          ---------------      ---------------      -------------        -------------
  At end of year                          $ 1,366,157,692      $ 1,165,336,443      $ 194,813,042        $ 112,373,191
                                          ===============      ===============      =============        =============
Accumulated undistributed net investment
income included in net assets             $           314      $           314      $          --        $      19,908
                                          ===============      ===============      =============        =============

                                                      BOSTON ADVISORS
                                                         TAX FREE
                                                     MONEY MARKET FUND
                                          ---------------------------------------
                                                                  FOR THE
                                            YEAR ENDED         PERIOD ENDED
                                          APRIL 30, 2002     APRIL 30, 2001(1)
                                          --------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $   1,036,014        $   1,815,988
  Net realized loss on investments                   --                   --
                                          -------------        -------------
    Net increase in net assets resulting
    from operations                           1,036,014            1,815,988
                                          -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                  (1,036,014)          (1,815,988)
    Class 2                                          --                   --
                                          -------------        -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS      (1,036,014)          (1,815,988)
                                          -------------        -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH AT $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 264,375,796          277,130,321
    Class 2                                          --                   --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                   1,068,011            1,684,521
    Class 2                                          --                   --
  Cost of shares redeemed
    Class 1                                (253,830,256)        (205,315,054)
    Class 2                                          --                   --
                                          -------------        -------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                           11,613,551           73,499,788
                                          -------------        -------------
NET INCREASE IN NET ASSETS                   11,613,551           73,499,788
NET ASSETS
  At beginning of year                       73,524,788               25,000
                                          -------------        -------------
  At end of year                          $  85,138,339        $  73,524,788
                                          =============        =============
Accumulated undistributed net investment
income included in net assets             $          --        $          --
                                          =============        =============

 (1)  Fund commenced operations on June 5, 2000.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                        BOSTON ADVISORS
                                                      CASH RESERVES FUND
                                            ---------------------------------------
                                               FOR THE               FOR THE
                                              YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR            $    1.000           $    1.000
                                              ----------           ----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.022                0.050
                                              ----------           ----------
Net increase from investment operations            0.022                0.050
                                              ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.022)              (0.050)
                                              ----------           ----------
Total distributions                               (0.022)              (0.050)
                                              ----------           ----------
NET ASSET VALUE, END OF YEAR                  $    1.000           $    1.000
                                              ==========           ==========
TOTAL RETURN                                        2.25%                5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)             $1,346,260           $1,146,333
  Ratio of net operating expenses to
  average net assets                                0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                                2.17%                5.42%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.99%                1.03%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      2.08%                5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                        BOSTON ADVISORS
                                                      CASH RESERVES FUND
                                            ---------------------------------------
                                               FOR THE               FOR THE
                                              YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.000               $ 1.000
                                               -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            0.025                 0.020
                                               -------               -------
Net increase from investment operations          0.025                 0.020
                                               -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.025)               (0.020)
                                               -------               -------
Total distributions                             (0.025)               (0.020)
                                               -------               -------
NET ASSET VALUE, END OF YEAR                   $  1.00               $  1.00
                                               =======               =======
TOTAL RETURN                                      2.50%                 2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $19,898               $19,003
  Ratio of net operating expenses to
  average net assets                              0.65%                 0.66%(3)
  Ratio of net investment income to
  average net assets                              2.44%                 5.22%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                        0.74%                 0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    2.35%                 5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                        BOSTON ADVISORS
                                                 U.S. GOVERNMENT MONEY MARKET
                                                             FUND
                                            ---------------------------------------
                                               FOR THE               FOR THE
                                              YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $  1.000             $  1.000
                                               --------             --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.022                0.049
                                               --------             --------
Net increase from investment operations           0.022                0.049
                                               --------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.022)              (0.049)
                                               --------             --------
Total distributions                              (0.022)              (0.049)
                                               --------             --------
NET ASSET VALUE, END OF YEAR                   $  1.000             $  1.000
                                               ========             ========
TOTAL RETURN                                       2.20%                4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $194,813             $112,373
  Ratio of net operating expenses to
  average net assets                               0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                               2.10%                5.34%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                         1.01%                1.07%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                     1.99%                5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                        BOSTON ADVISORS
                                                  TAX FREE MONEY MARKET FUND
                                            ---------------------------------------
                                               FOR THE               FOR THE
                                              YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.000               $ 1.000
                                               -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            0.013                 0.027
                                               -------               -------
Net increase from investment operations          0.013                 0.027
                                               -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.013)               (0.027)
                                               -------               -------
Total distributions                             (0.013)               (0.027)
                                               -------               -------
NET ASSET VALUE, END OF YEAR                   $ 1.000               $ 1.000
                                               =======               =======
TOTAL RETURN                                      1.30%                 2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $85,138               $73,525
  Ratio of net operating expenses to
  average net assets                              0.90%                 0.90%(3)
  Ratio of net investment income to
  average net assets                              1.24%                 2.99%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                        1.02%                 1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    1.12%                 2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the Trust) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers three Funds: Boston Advisors Cash Reserves Fund (Cash Reserves Fund), Boston Advisors U.S. Government Money Market Fund (U.S. Government Money Market Fund), and Boston Advisors Tax Free Money Market Fund (Tax Free Money Market Fund), (each, a Fund). The investment objective of the Funds seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund generates income that is substantially exempt from federal income taxes. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares of each fund have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that fund while general expenses are allocated among the Trust's respective portfolios based on their respective net assets.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

F. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

During the year ended April 30, 2002, the tax basis of distibutions paid were as follows:
-------------------------------------------------------------------------------------------
                                                 ORDINARY INCOME       TAX-EXEMPT INCOME
                                               --------------------  ----------------------
Cash Reserves Fund
  Class 1                                          $28,105,649             $       --
  Class 2                                              524,608                     --
U.S. Government Money Market                         3,770,770                     --
Tax Free Money Market                                    7,077              1,090,122

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:
-----------------------------------------------------------------------------------------------
                                                              U. S. GOVERNMENT      TAX FREE
                                             CASH RESERVES      MONEY MARKET      MONEY MARKET
                                                 FUND               FUND              FUND
                                            ---------------  ------------------  --------------
Undistributed Ordinary Income                   $710,158          $128,992           $29,168
Undistributed Long-Term Gain (Loss)                   --                --                --

At April 30, 2002, the Funds had capital loss carry forwards to offset future gains, if any, to the extent permitted by the Code, of the following:
-----------------------------------------------------------------------------------------------------------
                                                               AMOUNT                EXPIRATION DATE
                                                        --------------------  -----------------------------
Cash Reserves Fund                                              $314                          2009

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

3 -- INVESTMENT ADVISER FEE
Boston Advisors, Inc. (the Advisor), a wholly owned subsidiary of The Advest Group, Inc., serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor, a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. The Advisor has agreed to waive its advisory fee and reimburse each Fund for its expenses through September 1, 2003, to the extent necessary that the total expenses of the Fund do not exceed 0.90% and 0.65% of the average daily net assets of Class 1 and Class 2, respectively. The Advisor reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations.

4 -- DISTRIBUTION PLAN
Advest, Inc. (Advest), a wholly owned subsidiary of The Advest Group, Inc. (Advest Group), serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the "Plan") authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund's shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the year ended April 30, 2002, the distribution fees paid to Advest by the the Cash Reserves Fund, the U.S. Government Money Market Fund, and the Tax Free Money Market Fund amounted to $3,045,597, $422,222, and $206,261, respectively. Advest retained the full amount of each Fund's payment.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. (ATS), a subsidiary of the Advest Group, serves as the Funds' shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- CUSTODIAN AND FUND ACCOUNTING FEE
Investors Bank & Trust ("Investors Bank") serves as the Trust's administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

7 -- PRINCIPAL SHAREHOLDERS
At April 30, 2002, 6.6% of the outstanding shares of the Tax Free Money Market Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on this fund.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, and Boston Advisors Tax Free Money Market Fund and the Board of Trustees of Boston Advisors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, and Boston Advisors Tax Free Money Market Fund (each a fund of Boston Advisors Trust, hereafter referred to as the "Fund") at April 30, 2002, the results of each of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 17, 2002

SUPPLEMENTAL TAX INFORMATION (UNAUDITED)

A total of 21.2% and 80.2% of the dividends distributed by the Boston Advisors Cash Reserves Fund and the Boston Advisors U.S. Government Money Market Fund, respectively, during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The detailed analysis of the percentage of investments as follows:

                                                                 BOSTON ADVISORS
                                           BOSTON ADVISORS    U.S. GOVERNMENT MONEY
                                          CASH RESERVES FUND       MARKET FUND
                                          ------------------  ---------------------
U.S Treasury Obligations                             0.0%                  0.0%
GNMA                                                 0.0%                  0.0%
FNMA                                                 9.2%                 28.9%
FHLMC                                                6.1%                 22.1%
Other U.S. Government Agency Obligations             5.9%                 29.2%
Other                                               78.8%                 19.8%

Additionally, 100% of the dividends distributed by the Boston Advisors Tax Free Money Market Fund during the fiscal year was derived from Municipal securities which are exempt from state income tax.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

TRUSTEES AND OFFICERS (UNAUDITED)

The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years.

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Allen G. Botwinick          Chairman of the     Trustee and Chairman  Executive Vice             Three        Advest, Inc.
90 State House Square       Board and Trustee   of the Board since    President of
Hartford, CT 06103                              March 2000            Administration and
Age: 59                                                               Operations, The
                                                                      Advest Group, Inc.
                                                                      and Advest, Inc.

Michael J. Vogelzang        President, Chief    Trustee, President    Boston                     Three        Advest, Inc.
100 Federal Street          Executive Officer   and Chief Executive   Advisors, Inc.,
Boston, MA 02110            and Trustee         Officer since March   President and Chief
Age: 41                                         2000                  Investment Officer,
                                                                      4/99 - present;
                                                                      Senior Vice
                                                                      President and Chief
                                                                      Investment Officer,
                                                                      8/97 - 4/99. Freedom
                                                                      Capital Management
                                                                      Corp., Senior Vice
                                                                      President and
                                                                      Portfolio Manager,
                                                                      9/91 - 8/97.

DISINTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Mone Anathan III            Trustee             Trustee since March   Harvard Divinity           Three        Brookstone, Inc.
99 Garden Street                                2000                  School, Student,                        (specialty
Cambridge, MA 02136                                                   9/97 - present;                         retailer)
Age: 63                                                               President, Filene's
                                                                      Basement (off-price
                                                                      retailer),1995 -
                                                                      8/97.

Hugh A. Dunlap, Jr.         Trustee             Trustee since March   Retired, 5/95 -            Three        None
29 Lowell Road                                  2000                  present.
Brookline, MA 02445
Age: 70

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Ezekiel Russell Peach, Jr.  Trustee             Trustee since March   Retired, 12/99 -           Three        Wentworth 84
137 Atlantic Avenue                             2000                  present; Robert,                        Irrevocable
Marblehead, MA 01945                                                  Finnegan & Lynah,                       Trust
Age: 67                                                               PC (public
                                                                      accounting),
                                                                      partner/ principal,
                                                                      1968 - 12/99.

 (1) Each Trustee will hold office until his successor is elected or the Trust is terminated; except that (a) any Trustee may resign by written instrument signed by him and delivered to the other Trustees or to any Trust officer, which will take effect upon delivery or upon such later date as is specified; (b) any Trustee may be removed at any time with or without cause by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal will become effective; (c) any Trustee who requests in writing to be retired or who has become incapacitated by illness or injury may be retired by written instruments signed by a majority of the other Trustees, specifying the date of his retirement; or (d) a Trustee may be removed at any special meeting of the shareholders of the Trust by a vote of two-thirds of the outstanding shares of beneficial interest of the Trust.

OFFICERS

                                                                         PRINCIPAL
          NAME,                                TERM OF OFFICE(2)       OCCUPATION(S)
       ADDRESS, AND           POSITION(S)        AND LENGTH OF          DURING PAST
           AGE              HELD WITH TRUST       TIME SERVED             5 YEARS
----------------------------------------------------------------------------------------
Todd A. Finkelstein         Vice President    Vice President since  Boston
100 Federal Street                            March 2000            Advisors, Inc.,
Boston, MA 02110                                                    Senior Vice
Age: 41                                                             President and
                                                                    Director of Fixed
                                                                    Income, 8/98 -
                                                                    present; BankBoston,
                                                                    Vice President and
                                                                    Senior Investment
                                                                    Officer, 12/94 -
                                                                    8/98.

Donna C. McAdam             Treasurer and     Treasurer and Chief   Boston
100 Federal Street          Chief Financial   Financial Officer     Advisors, Inc., Vice
Boston, MA 02110            Officer           since March 2000      President and Chief
Age: 54                                                             Operating Officer,
                                                                    4/87 - present.

Annellen McNamara           Assistant         Assistant Treasurer   Senior Manager,
Investors Bank & Trust      Treasurer         since March 2002      Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 35                                                             Trust Company,
                                                                    1/00 - present;
                                                                    Manager 1996 -
                                                                    1999.

John DelPrete               Secretary         Secretary since June  Senior Associate
Investors Bank & Trust                        2001                  Counsel, Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 33                                                             Trust Company,
                                                                    1/01 - present;
                                                                    Associate Counsel,
                                                                    5/97 - 12/00.

Jill Grossberg              Assistant         Assistant Secretary   Director and
Investors Bank & Trust      Secretary         since June 2001       Counsel, Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 55                                                             Trust Company,
                                                                    4/00 - present;
                                                                    Associate Counsel,
                                                                    Putnam
                                                                    Investments, Inc.
                                                                    3/95 - 4/00.

 (2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

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